American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2021

Balanced - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 60.6%
Aerospace and Defense — 0.3%
Raytheon Technologies Corp.	8,018	535,041
Textron, Inc.	45,373	2,053,582
		2,588,623
Auto Components — 0.6%
Adient plc(1)	51,592	1,665,906
BorgWarner, Inc.	21,579	906,102
Lear Corp.	14,631	2,205,769
Magna International, Inc.	24,443	1,717,121
		6,494,898
Automobiles — 0.7%
General Motors Co.	54,375	2,755,725
Tesla, Inc.(1)	4,937	3,917,658
		6,673,383
Banks — 2.1%
Bank of America Corp.	179,063	5,309,218
Citigroup, Inc.	38,384	2,225,888
Citizens Financial Group, Inc.	28,891	1,052,788
Comerica, Inc.	27,235	1,557,842
East West Bancorp, Inc.	26,911	1,613,045
Fifth Third Bancorp	97,861	2,831,119
JPMorgan Chase & Co.	18,758	2,413,592
KeyCorp	108,148	1,823,375
People's United Financial, Inc.	108,004	1,475,335
Regions Financial Corp.	75,403	1,282,605
		21,584,807
Beverages — 0.1%
PepsiCo, Inc.	6,868	937,963
Biotechnology — 0.8%
AbbVie, Inc.	45,187	4,630,764
Amgen, Inc.	3,866	933,368
Incyte Corp.(1)	13,223	1,186,764
Vertex Pharmaceuticals, Inc.(1)	5,820	1,333,246
		8,084,142
Building Products — 0.7%
Masco Corp.	108,379	5,886,063
Owens Corning	21,448	1,664,365
		7,550,428
Capital Markets — 1.3%
FactSet Research Systems, Inc.	3,571	1,079,656
Moody's Corp.	8,606	2,291,434
Morgan Stanley	65,451	4,388,490
MSCI, Inc.	3,291	1,300,932
State Street Corp.	55,899	3,912,930
		12,973,442
Chemicals — 1.2%
Dow, Inc.	20,503	1,064,106
Eastman Chemical Co.	6,355	625,014
Huntsman Corp.	84,968	2,244,855

Linde plc	7,106	1,743,812
Mosaic Co. (The)	98,374	2,553,789
Sherwin-Williams Co. (The)	5,548	3,838,106
		12,069,682
Commercial Services and Supplies — 0.3%
Waste Management, Inc.	26,282	2,925,712
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	3,822	1,175,494
Cisco Systems, Inc.	83,092	3,704,241
Lumentum Holdings, Inc.(1)	17,245	1,617,581
Motorola Solutions, Inc.	5,303	888,518
		7,385,834
Construction and Engineering — 0.1%
Quanta Services, Inc.	16,327	1,150,564
Consumer Finance — 0.3%
Synchrony Financial	78,258	2,633,382
Containers and Packaging — 0.1%
Packaging Corp. of America	9,386	1,262,042
Distributors — 0.3%
Genuine Parts Co.	20,874	1,959,651
LKQ Corp.(1)	40,177	1,409,811
		3,369,462
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	29,731	6,774,803
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	233,102	6,673,710
Verizon Communications, Inc.	123,691	6,772,082
		13,445,792
Electric Utilities — 0.3%
NextEra Energy, Inc.	7,206	582,749
PPL Corp.	75,974	2,102,201
		2,684,950
Electrical Equipment — 1.3%
Eaton Corp. plc	40,428	4,758,375
Emerson Electric Co.	62,911	4,991,988
Hubbell, Inc.	20,151	3,135,496
		12,885,859
Electronic Equipment, Instruments and Components — 0.5%
Jabil, Inc.	26,954	1,115,087
SYNNEX Corp.	22,315	1,821,350
Zebra Technologies Corp., Class A(1)	5,472	2,122,206
		5,058,643
Entertainment — 1.4%
Activision Blizzard, Inc.	15,907	1,447,537
Electronic Arts, Inc.	22,361	3,202,095
Madison Square Garden Sports Corp.(1)	14,621	2,366,994
Netflix, Inc.(1)	2,358	1,255,376
Take-Two Interactive Software, Inc.(1)	9,648	1,933,941
Walt Disney Co. (The)(1)	16,930	2,847,118
Zynga, Inc., Class A(1)	128,537	1,273,802
		14,326,863
Equity Real Estate Investment Trusts (REITs) — 0.9%
Gaming and Leisure Properties, Inc.	16,329	671,612
Iron Mountain, Inc.	45,197	1,521,783
Lamar Advertising Co., Class A	12,570	1,015,404

SBA Communications Corp.	4,034	1,083,815
Simon Property Group, Inc.	18,602	1,728,684
Spirit Realty Capital, Inc.	33,275	1,283,084
Weyerhaeuser Co.	56,495	1,762,079
		9,066,461
Food and Staples Retailing — 0.2%
Kroger Co. (The)	60,401	2,083,834
Food Products — 0.4%
Campbell Soup Co.	19,846	954,791
Hormel Foods Corp.	41,502	1,944,784
J.M. Smucker Co. (The)	9,193	1,070,157
		3,969,732
Gas Utilities — 0.3%
UGI Corp.	70,002	2,519,372
Health Care Equipment and Supplies — 1.7%
ABIOMED, Inc.(1)	3,948	1,374,891
Danaher Corp.	28,096	6,682,353
DexCom, Inc.(1)	1,617	606,132
Medtronic plc	46,661	5,194,769
Zimmer Biomet Holdings, Inc.	23,941	3,679,014
		17,537,159
Health Care Providers and Services — 2.7%
AmerisourceBergen Corp.	19,295	2,010,539
Anthem, Inc.	9,254	2,748,253
Cardinal Health, Inc.	8,844	475,188
Cigna Corp.	2,108	457,541
CVS Health Corp.	51,311	3,676,433
HCA Healthcare, Inc.	6,968	1,132,161
Henry Schein, Inc.(1)	34,166	2,249,831
Humana, Inc.	12,307	4,714,935
Laboratory Corp. of America Holdings(1)	11,665	2,670,235
McKesson Corp.	16,744	2,921,326
UnitedHealth Group, Inc.	13,112	4,373,901
		27,430,343
Health Care Technology — 0.3%
Cerner Corp.	32,375	2,593,561
Hotels, Restaurants and Leisure — 1.8%
Aramark	61,651	2,114,013
Boyd Gaming Corp.(1)	52,404	2,366,565
Churchill Downs, Inc.	13,352	2,502,832
Darden Restaurants, Inc.	19,507	2,280,173
DraftKings, Inc., Class A(1)	14,221	769,498
Texas Roadhouse, Inc.	33,564	2,557,912
Vail Resorts, Inc.	8,213	2,184,330
Yum! Brands, Inc.	29,712	3,015,471
		17,790,794
Household Durables — 0.1%
Mohawk Industries, Inc.(1)	9,274	1,331,746
Household Products — 1.0%
Clorox Co. (The)	10,775	2,256,931
Colgate-Palmolive Co.	86,986	6,784,908
Kimberly-Clark Corp.	7,066	933,419
		9,975,258
Industrial Conglomerates — 1.0%
3M Co.	30,728	5,397,680

Honeywell International, Inc.	26,416	5,160,894
		10,558,574
Insurance — 0.9%
Aflac, Inc.	20,625	931,837
Athene Holding Ltd., Class A(1)	13,395	547,722
Fidelity National Financial, Inc.	25,572	928,264
Marsh & McLennan Cos., Inc.	32,243	3,543,828
Prudential Financial, Inc.	34,921	2,733,616
		8,685,267
Interactive Media and Services — 2.2%
Alphabet, Inc., Class A(1)	7,621	13,926,311
Facebook, Inc., Class A(1)	31,316	8,089,862
		22,016,173
Internet and Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)	6,900	22,122,780
Booking Holdings, Inc.(1)	1,247	2,424,579
eBay, Inc.	45,492	2,570,753
		27,118,112
IT Services — 1.2%
Cognizant Technology Solutions Corp., Class A	18,636	1,452,676
GoDaddy, Inc., Class A(1)	13,669	1,074,110
International Business Machines Corp.	27,481	3,273,262
LiveRamp Holdings, Inc.(1)	13,066	989,227
Mastercard, Inc., Class A	4,588	1,451,139
PayPal Holdings, Inc.(1)	4,256	997,223
Visa, Inc., Class A	11,319	2,187,397
WEX, Inc.(1)	5,312	1,001,843
		12,426,877
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	49,545	5,953,823
Illumina, Inc.(1)	1,337	570,150
		6,523,973
Machinery — 0.8%
AGCO Corp.	10,534	1,168,221
Cummins, Inc.	6,177	1,448,012
Snap-on, Inc.	22,185	3,993,078
Westinghouse Air Brake Technologies Corp.	13,317	988,255
		7,597,566
Media — 0.8%
Comcast Corp., Class A	40,972	2,030,982
Discovery, Inc., Class C(1)	29,167	1,021,720
Fox Corp., Class A	55,358	1,726,062
Interpublic Group of Cos., Inc. (The)	19,770	475,864
Liberty Broadband Corp., Class C(1)	16,013	2,338,699
		7,593,327
Metals and Mining — 0.8%
Cleveland-Cliffs, Inc.	157,209	2,411,586
Freeport-McMoRan, Inc.(1)	87,651	2,358,688
Reliance Steel & Aluminum Co.	27,675	3,212,514
		7,982,788
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	105,330	2,221,410
Dominion Energy, Inc.	26,225	1,911,540
		4,132,950

Multiline Retail — 0.5%
Dollar Tree, Inc.(1)	7,348	746,998
Target Corp.	25,858	4,684,694
		5,431,692
Oil, Gas and Consumable Fuels — 1.4%
Chevron Corp.	28,264	2,408,093
ConocoPhillips	23,995	960,520
Exxon Mobil Corp.	64,196	2,878,548
New Fortress Energy, Inc.	39,679	1,772,858
Phillips 66	32,920	2,231,976
Williams Cos., Inc. (The)	180,225	3,826,177
		14,078,172
Personal Products — 0.1%
Herbalife Nutrition Ltd.(1)	26,661	1,358,645
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	96,347	5,918,596
Johnson & Johnson	52,009	8,484,228
Merck & Co., Inc.	72,856	5,615,012
Pfizer, Inc.	40,579	1,456,786
		21,474,622
Professional Services — 0.1%
Robert Half International, Inc.	18,748	1,265,490
Road and Rail — 0.6%
CSX Corp.	11,183	958,998
J.B. Hunt Transport Services, Inc.	11,060	1,489,340
Kansas City Southern	19,259	3,903,221
		6,351,559
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	69,239	6,694,027
Broadcom, Inc.	14,274	6,430,437
Intel Corp.	11,247	624,321
KLA Corp.	13,420	3,758,539
Lam Research Corp.	7,534	3,646,079
Micron Technology, Inc.(1)	76,470	5,985,307
NVIDIA Corp.	4,620	2,400,506
NXP Semiconductors NV	6,157	988,014
Qorvo, Inc.(1)	28,069	4,796,431
QUALCOMM, Inc.	39,533	6,178,217
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,483	1,759,974
Texas Instruments, Inc.	32,881	5,448,053
		48,709,905
Software — 7.5%
Adobe, Inc.(1)	17,626	8,086,280
Autodesk, Inc.(1)	13,143	3,646,262
Cadence Design Systems, Inc.(1)	34,822	4,540,441
Citrix Systems, Inc.	13,954	1,860,208
Cloudflare, Inc., Class A(1)	31,150	2,387,959
Fortinet, Inc.(1)	17,289	2,502,583
Intuit, Inc.	7,969	2,878,642
Microsoft Corp.	120,047	27,846,102
NortonLifeLock, Inc.	114,216	2,406,531
Oracle Corp. (New York)	51,069	3,086,100
Palo Alto Networks, Inc.(1)	2,066	724,649
Pegasystems, Inc.	20,764	2,646,372
PTC, Inc.(1)	8,494	1,128,938

salesforce.com, Inc.(1)	21,148	4,770,143
ServiceNow, Inc.(1)	7,914	4,298,568
Varonis Systems, Inc.(1)	14,425	2,549,907
Workday, Inc., Class A(1)	4,578	1,041,632
		76,401,317
Specialty Retail — 2.4%
AutoZone, Inc.(1)	1,544	1,726,763
Best Buy Co., Inc.	10,088	1,097,776
Burlington Stores, Inc.(1)	9,607	2,391,182
Dick's Sporting Goods, Inc.	14,349	961,527
Home Depot, Inc. (The)	29,430	7,970,233
Lowe's Cos., Inc.	40,900	6,824,165
O'Reilly Automotive, Inc.(1)	2,762	1,175,148
Tractor Supply Co.	7,641	1,083,035
Ulta Beauty, Inc.(1)	2,636	737,448
		23,967,277
Technology Hardware, Storage and Peripherals — 4.1%
Apple, Inc.	279,938	36,940,619
NetApp, Inc.	34,226	2,273,975
Western Digital Corp.	49,648	2,801,637
		42,016,231
Textiles, Apparel and Luxury Goods — 0.9%
Levi Strauss & Co., Class A	58,881	1,160,544
Ralph Lauren Corp.	26,789	2,707,028
Skechers USA, Inc., Class A(1)	29,249	1,008,506
Tapestry, Inc.	125,158	3,957,496
		8,833,574
Trading Companies and Distributors — 0.2%
W.W. Grainger, Inc.	5,038	1,835,797
TOTAL COMMON STOCKS (Cost $458,192,121)		613,519,422
U.S. TREASURY SECURITIES — 15.8%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	305,234
U.S. Treasury Bonds, 3.50%, 2/15/39	150,000	197,684
U.S. Treasury Bonds, 4.625%, 2/15/40	1,300,000	1,964,828
U.S. Treasury Bonds, 1.125%, 8/15/40	200,000	182,469
U.S. Treasury Bonds, 1.375%, 11/15/40	1,000,000	953,047
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	2,077,031
U.S. Treasury Bonds, 3.125%, 11/15/41	1,000,000	1,263,711
U.S. Treasury Bonds, 3.00%, 5/15/42	3,300,000	4,100,508
U.S. Treasury Bonds, 2.75%, 11/15/42	2,000,000	2,390,547
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,585,594
U.S. Treasury Bonds, 3.625%, 2/15/44	300,000	409,992
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	635,508
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	748,008
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	5,000,000	5,734,375
U.S. Treasury Bonds, 3.375%, 11/15/48	1,900,000	2,564,109
U.S. Treasury Bonds, 2.25%, 8/15/49	1,000,000	1,097,383
U.S. Treasury Bonds, 2.375%, 11/15/49	1,900,000	2,140,691
U.S. Treasury Bonds, 2.00%, 2/15/50	3,400,000	3,536,797
U.S. Treasury Bonds, 1.25%, 5/15/50	400,000	346,281
U.S. Treasury Bonds, 1.375%, 8/15/50	200,000	178,766
U.S. Treasury Bonds, 1.625%, 11/15/50	1,300,000	1,236,016
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	6,719,631	7,369,270
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	2,950,286	3,355,475

U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	5,988,323	6,739,104
U.S. Treasury Notes, 1.875%, 3/31/22	900,000	918,650
U.S. Treasury Notes, 0.375%, 3/31/22	2,400,000	2,408,203
U.S. Treasury Notes, 1.875%, 4/30/22	1,800,000	1,840,008
U.S. Treasury Notes, 0.125%, 4/30/22	5,000,000	5,002,344
U.S. Treasury Notes, 0.125%, 5/31/22	300,000	300,152
U.S. Treasury Notes, 1.75%, 6/15/22	3,000,000	3,067,852
U.S. Treasury Notes, 0.125%, 10/31/22	2,000,000	2,000,625
U.S. Treasury Notes, 2.00%, 11/30/22	800,000	827,625
U.S. Treasury Notes, 0.125%, 12/31/22	2,000,000	2,000,547
U.S. Treasury Notes, 0.50%, 3/15/23	13,800,000	13,911,047
U.S. Treasury Notes, 0.25%, 4/15/23	400,000	401,125
U.S. Treasury Notes, 0.25%, 6/15/23	500,000	501,387
U.S. Treasury Notes, 1.375%, 9/30/23	2,700,000	2,788,277
U.S. Treasury Notes, 0.25%, 11/15/23	8,500,000	8,521,250
U.S. Treasury Notes, 2.875%, 11/30/23	6,600,000	7,105,055
U.S. Treasury Notes, 0.125%, 12/15/23	3,200,000	3,196,000
U.S. Treasury Notes, 0.125%, 1/15/24	1,000,000	998,633
U.S. Treasury Notes, 2.375%, 2/29/24	1,500,000	1,600,605
U.S. Treasury Notes, 1.125%, 2/28/25	8,700,000	8,988,527
U.S. Treasury Notes, 0.25%, 5/31/25	1,000,000	996,211
U.S. Treasury Notes, 0.25%, 8/31/25	10,485,000	10,426,841
U.S. Treasury Notes, 0.375%, 11/30/25	1,600,000	1,597,625
U.S. Treasury Notes, 2.625%, 12/31/25	2,200,000	2,436,199
U.S. Treasury Notes, 1.375%, 8/31/26	1,500,000	1,569,844
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	106,055
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	747,769
U.S. Treasury Notes, 1.50%, 1/31/27	2,000,000	2,106,875
U.S. Treasury Notes, 1.125%, 2/28/27	1,200,000	1,237,125
U.S. Treasury Notes, 0.625%, 3/31/27	10,000,000	10,000,391
U.S. Treasury Notes, 0.50%, 6/30/27	500,000	494,766
U.S. Treasury Notes, 0.50%, 8/31/27	1,000,000	987,344
U.S. Treasury Notes, 0.625%, 11/30/27	2,500,000	2,480,859
U.S. Treasury Notes, 0.625%, 12/31/27	7,000,000	6,940,937
TOTAL U.S. TREASURY SECURITIES (Cost $153,703,093)		159,619,181
CORPORATE BONDS — 9.8%
Aerospace and Defense — 0.1%
Boeing Co. (The), 5.15%, 5/1/30	150,000	178,314
Boeing Co. (The), 5.81%, 5/1/50	390,000	514,984
L3Harris Technologies, Inc., 1.80%, 1/15/31	140,000	140,572
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	96,168
Raytheon Technologies Corp., 4.125%, 11/16/28	500,000	588,656
		1,518,694
Airlines — 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(3)	590,000	630,696
Southwest Airlines Co., 5.125%, 6/15/27	508,000	601,901
		1,232,597
Auto Components†
BorgWarner, Inc., 2.65%, 7/1/27	210,000	226,379
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	448,800
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	405,000
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	310,000	315,366
General Motors Co., 5.15%, 4/1/38	260,000	314,746

General Motors Financial Co., Inc., 2.75%, 6/20/25	430,000	457,266
General Motors Financial Co., Inc., 2.70%, 8/20/27	790,000	836,291
		2,777,469
Banks — 1.1%
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	895,000	906,660
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	930,000	970,477
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	920,000	920,696
BNP Paribas SA, 2.82%, 1/26/41(3)	470,000	459,862
BNP Paribas SA, VRN, 2.59%, 8/12/35(3)	490,000	488,397
BPCE SA, 5.15%, 7/21/24(3)	400,000	454,194
BPCE SA, VRN, 1.65%, 10/6/26(3)	300,000	306,128
Citigroup, Inc., VRN, 3.11%, 4/8/26	277,000	300,904
Citigroup, Inc., VRN, 3.52%, 10/27/28	515,000	578,344
Citigroup, Inc., VRN, 2.57%, 6/3/31	390,000	406,658
Credit Agricole SA, VRN, 1.25%, 1/26/27(3)	515,000	515,024
FNB Corp., 2.20%, 2/24/23	460,000	468,770
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	670,000	704,047
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	765,000	803,591
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	540,000	568,196
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	405,000	409,696
Wells Fargo & Co., 4.125%, 8/15/23	200,000	217,742
Wells Fargo & Co., 3.00%, 10/23/26	695,000	764,876
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	585,000	617,899
Wells Fargo & Co., VRN, 2.19%, 4/30/26	180,000	188,459
Wells Fargo & Co., VRN, 3.07%, 4/30/41	320,000	335,355
		11,385,975
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	628,400
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	765,474
		1,393,874
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29	440,000	487,173
AbbVie, Inc., 4.55%, 3/15/35	110,000	136,232
AbbVie, Inc., 4.40%, 11/6/42	240,000	295,122
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	947,306
Gilead Sciences, Inc., 1.65%, 10/1/30	208,000	206,141
		2,071,974
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	140,000	143,679
Capital Markets — 1.0%
Ares Capital Corp., 3.25%, 7/15/25	353,000	373,743
CI Financial Corp., 3.20%, 12/17/30	605,000	614,526
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(3)	755,000	785,707
Credit Suisse Group AG, VRN, 1.31%, 2/2/27(3)(4)	350,000	349,694
FS KKR Capital Corp., 3.40%, 1/15/26	945,000	947,621
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	490,000	502,349
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	913,000	1,016,655
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	445,000	471,006
Goldman Sachs Group, Inc. (The), VRN, 1.09%, 12/9/26	595,000	597,174
Golub Capital BDC, Inc., 3.375%, 4/15/24	595,000	613,409
Macquarie Group Ltd., VRN, 1.34%, 1/12/27(3)	200,000	201,356
Morgan Stanley, MTN, VRN, 1.79%, 2/13/32	560,000	552,636
Morgan Stanley, MTN, VRN, 2.80%, 1/25/52	720,000	718,940
Owl Rock Capital Corp., 3.40%, 7/15/26	960,000	984,657
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	575,000	613,233

Owl Rock Technology Finance Corp., 3.75%, 6/17/26(3)	410,000	420,145
		9,762,851
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	230,000	283,432
Dow Chemical Co. (The), 3.60%, 11/15/50	550,000	593,378
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(3)	177,000	181,629
		1,058,439
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	358,000	372,604
Waste Connections, Inc., 2.60%, 2/1/30	530,000	563,885
Waste Management, Inc., 2.50%, 11/15/50	150,000	141,185
		1,077,674
Construction and Engineering†
Quanta Services, Inc., 2.90%, 10/1/30	330,000	353,025
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	152,000	161,462
Vulcan Materials Co., 3.50%, 6/1/30	310,000	352,866
		514,328
Consumer Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	205,000	215,008
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(3)	585,000	572,623
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(3)	550,000	604,056
Synchrony Financial, 2.85%, 7/25/22	533,000	550,224
		1,941,911
Containers and Packaging — 0.1%
Ball Corp., 2.875%, 8/15/30	150,000	149,482
Berry Global, Inc., 1.57%, 1/15/26(3)	200,000	201,375
WRKCo, Inc., 3.00%, 9/15/24	201,000	216,460
		567,317
Diversified Consumer Services†
Pepperdine University, 3.30%, 12/1/59	355,000	372,958
Diversified Financial Services — 0.2%
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32	850,000	846,419
Equitable Holdings, Inc., 5.00%, 4/20/48	204,000	262,919
GE Capital Funding LLC, 4.40%, 5/15/30(3)	300,000	348,243
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300,000	351,596
		1,809,177
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 4.10%, 2/15/28	150,000	173,947
AT&T, Inc., 3.55%, 9/15/55(3)	577,000	553,351
AT&T, Inc., 3.80%, 12/1/57(3)	837,000	838,205
Telefonica Emisiones SA, 5.46%, 2/16/21	100,000	100,199
Telefonica Emisiones SA, 4.90%, 3/6/48	700,000	853,656
Verizon Communications, Inc., 4.40%, 11/1/34	598,000	731,915
Verizon Communications, Inc., 2.65%, 11/20/40	261,000	254,760
Verizon Communications, Inc., 2.99%, 10/30/56(3)	215,000	206,474
		3,712,507
Electric Utilities — 0.7%
AEP Texas, Inc., 2.10%, 7/1/30	370,000	382,123
American Electric Power Co., Inc., 3.20%, 11/13/27	110,000	123,171
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	180,000	197,969
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	160,000	184,733
Commonwealth Edison Co., 3.20%, 11/15/49	355,000	385,806
DTE Electric Co., 2.25%, 3/1/30	330,000	349,912
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	373,322

Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	256,344
Duke Energy Progress LLC, 4.15%, 12/1/44	289,000	357,221
Duke Energy Progress LLC, 3.70%, 10/15/46	270,000	314,761
EDP Finance BV, 1.71%, 1/24/28(3)	300,000	298,718
Entergy Arkansas LLC, 2.65%, 6/15/51	180,000	176,355
Entergy Texas, Inc., 1.75%, 3/15/31	340,000	337,541
Exelon Corp., 4.45%, 4/15/46	150,000	184,565
Florida Power & Light Co., 4.125%, 2/1/42	169,000	210,259
Florida Power & Light Co., 3.15%, 10/1/49	170,000	189,145
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	317,468
Nevada Power Co., 2.40%, 5/1/30	231,000	245,780
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	330,730
Northern States Power Co., 2.60%, 6/1/51	160,000	162,324
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	170,000	188,398
PacifiCorp, 2.70%, 9/15/30	99,000	107,637
PacifiCorp, 3.30%, 3/15/51	310,000	342,597
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	129,949
Southern California Edison Co., 2.95%, 2/1/51	150,000	143,989
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	360,000	356,303
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	102,894
Virginia Electric and Power Co., 2.45%, 12/15/50	407,000	388,773
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	373,286
		7,512,073
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	209,000	228,435
Entertainment — 0.1%
Netflix, Inc., 3.625%, 6/15/25(3)	421,000	458,101
Netflix, Inc., 4.875%, 4/15/28	193,000	226,234
		684,335
Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	100,000	122,634
Equinix, Inc., 5.375%, 5/15/27	335,000	363,714
Federal Realty Investment Trust, 3.625%, 8/1/46	440,000	455,541
Healthcare Trust of America Holdings LP, 2.00%, 3/15/31	531,000	528,943
Highwoods Realty LP, 2.60%, 2/1/31	550,000	559,578
Host Hotels & Resorts LP, 3.75%, 10/15/23	360,000	381,451
Host Hotels & Resorts LP, 4.50%, 2/1/26	180,000	198,204
Hudson Pacific Properties LP, 3.95%, 11/1/27	89,000	98,142
Hudson Pacific Properties LP, 3.25%, 1/15/30	233,000	246,443
Kilroy Realty LP, 3.80%, 1/15/23	130,000	136,380
Kilroy Realty LP, 4.25%, 8/15/29	330,000	378,950
National Health Investors, Inc., 3.00%, 2/1/31	595,000	591,477
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	445,000	464,361
Realty Income Corp., 3.25%, 1/15/31	140,000	156,162
Simon Property Group LP, 1.75%, 2/1/28	310,000	311,714
Spirit Realty LP, 3.20%, 2/15/31	535,000	562,989
STORE Capital Corp., 2.75%, 11/18/30	685,000	695,820
Ventas Realty LP, 4.40%, 1/15/29	330,000	383,565
Welltower, Inc., 2.75%, 1/15/31	330,000	348,417
		6,984,485
Food and Staples Retailing — 0.2%
Costco Wholesale Corp., 1.60%, 4/20/30	430,000	433,027
Kroger Co. (The), 1.70%, 1/15/31	240,000	238,048
Kroger Co. (The), 3.875%, 10/15/46	350,000	400,374
Sysco Corp., 5.95%, 4/1/30	700,000	905,316

Walmart, Inc., 4.05%, 6/29/48	210,000	270,078
		2,246,843
Food Products — 0.1%
Conagra Brands, Inc., 1.375%, 11/1/27	252,000	251,441
Mondelez International, Inc., 2.75%, 4/13/30	452,000	489,123
		740,564
Health Care Equipment and Supplies — 0.1%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	380,000	418,142
Stryker Corp., 1.95%, 6/15/30	160,000	162,031
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	180,000	202,115
		782,288
Health Care Providers and Services — 0.3%
Centene Corp., 3.375%, 2/15/30	370,000	388,154
Cigna Corp., 2.40%, 3/15/30	390,000	406,910
CVS Health Corp., 4.30%, 3/25/28	350,000	411,405
CVS Health Corp., 1.75%, 8/21/30	310,000	305,575
CVS Health Corp., 4.78%, 3/25/38	160,000	198,163
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	196,248
Mass General Brigham, Inc., 3.19%, 7/1/49	215,000	237,783
UnitedHealth Group, Inc., 4.75%, 7/15/45	140,000	189,580
Universal Health Services, Inc., 2.65%, 10/15/30(3)	750,000	762,274
		3,096,092
Hotels, Restaurants and Leisure — 0.1%
Las Vegas Sands Corp., 3.90%, 8/8/29	230,000	241,594
Marriott International, Inc., 3.50%, 10/15/32	522,000	555,317
		796,911
Household Durables†
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	122,690
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	329,763
		452,453
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30	315,000	333,167
General Electric Co., 4.35%, 5/1/50	360,000	416,530
		749,697
Insurance — 0.4%
Athene Global Funding, 2.55%, 11/19/30(3)	420,000	424,780
Athene Holding Ltd., 3.50%, 1/15/31	910,000	958,272
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	120,000	146,260
Liberty Mutual Group, Inc., 4.30%, 2/1/61(3)(4)	520,000	513,142
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(3)	600,000	597,425
Northwestern Mutual Global Funding, 0.80%, 1/14/26(3)	718,000	720,777
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(3)	375,000	399,116
		3,759,772
IT Services — 0.1%
Fiserv, Inc., 3.50%, 7/1/29	172,000	194,132
International Business Machines Corp., 3.50%, 5/15/29	530,000	603,463
		797,595
Machinery†
Cummins, Inc., 2.60%, 9/1/50	260,000	256,068
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	705,000	803,490
Comcast Corp., 2.35%, 1/15/27	710,000	761,209
Comcast Corp., 3.20%, 7/15/36	248,000	274,833
Comcast Corp., 3.75%, 4/1/40	100,000	116,681
Discovery Communications LLC, 5.20%, 9/20/47	645,000	820,900

Time Warner Cable LLC, 4.50%, 9/15/42	386,000	439,650
ViacomCBS, Inc., 4.375%, 3/15/43	375,000	435,642
		3,652,405
Metals and Mining — 0.1%
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(3)	170,000	203,042
Steel Dynamics, Inc., 3.45%, 4/15/30	155,000	173,051
Steel Dynamics, Inc., 3.25%, 10/15/50	70,000	70,762
Teck Resources Ltd., 3.90%, 7/15/30	140,000	155,236
Teck Resources Ltd., 6.25%, 7/15/41	340,000	434,753
		1,036,844
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	430,000	488,209
CenterPoint Energy, Inc., 4.25%, 11/1/28	369,000	434,477
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	345,671
NiSource, Inc., 5.65%, 2/1/45	140,000	196,432
Sempra Energy, 3.25%, 6/15/27	180,000	200,422
WEC Energy Group, Inc., 1.375%, 10/15/27	490,000	494,886
		2,160,097
Multiline Retail†
7-Eleven, Inc., 2.80%, 2/10/51(3)(4)	150,000	148,662
Oil, Gas and Consumable Fuels — 0.8%
Aker BP ASA, 3.75%, 1/15/30(3)	510,000	542,185
Aker BP ASA, 4.00%, 1/15/31(3)	160,000	172,206
BP Capital Markets America, Inc., 1.75%, 8/10/30	270,000	266,483
BP Capital Markets America, Inc., 2.94%, 6/4/51	315,000	304,608
Chevron Corp., 2.00%, 5/11/27	240,000	252,000
Diamondback Energy, Inc., 3.50%, 12/1/29	440,000	467,839
Ecopetrol SA, 5.875%, 5/28/45	90,000	102,231
Energy Transfer Operating LP, 3.60%, 2/1/23	160,000	167,339
Energy Transfer Operating LP, 4.25%, 3/15/23	370,000	392,469
Energy Transfer Operating LP, 4.90%, 3/15/35	200,000	217,827
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	559,034
EOG Resources, Inc., 4.10%, 2/1/21	130,000	130,000
Equinor ASA, 1.75%, 1/22/26	240,000	250,260
Equinor ASA, 3.25%, 11/18/49	230,000	243,795
Exxon Mobil Corp., 1.57%, 4/15/23	390,000	400,711
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	273,675
MPLX LP, 2.65%, 8/15/30	290,000	297,058
MPLX LP, 4.50%, 4/15/38	120,000	134,307
Ovintiv, Inc., 6.50%, 2/1/38	90,000	107,373
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	246,840
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	60,705
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	47,075
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	188,014
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	510,000	540,045
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	640,000	746,953
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	200,000	220,541
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	250,000	275,267
Valero Energy Corp., 1.20%, 3/15/24	462,000	465,481
		8,072,321
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	370,000	390,926
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	337,000	326,486
Royalty Pharma plc, 2.20%, 9/2/30(3)	420,000	426,017

Viatris, Inc., 2.70%, 6/22/30(3)	617,000	648,912
Viatris, Inc., 4.00%, 6/22/50(3)	139,000	155,278
		1,556,693
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(3)	357,000	365,032
Road and Rail — 0.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	400,000	412,500
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	67,218
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	690,000	858,991
CSX Corp., 3.25%, 6/1/27	390,000	437,556
CSX Corp., 2.50%, 5/15/51	330,000	308,545
DAE Funding LLC, 3.375%, 3/20/28(3)	815,000	839,450
Norfolk Southern Corp., 3.05%, 5/15/50	200,000	210,664
Union Pacific Corp., 2.40%, 2/5/30	270,000	286,376
Union Pacific Corp., MTN, 3.55%, 8/15/39	450,000	508,492
		3,929,792
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom, Inc., 1.95%, 2/15/28(3)	580,000	582,405
Broadcom, Inc., 4.15%, 11/15/30	350,000	397,234
Microchip Technology, Inc., 2.67%, 9/1/23(3)	400,000	418,501
		1,398,140
Software — 0.1%
Oracle Corp., 4.00%, 7/15/46	520,000	611,618
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.50%, 4/15/27	280,000	304,605
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	61,306
Home Depot, Inc. (The), 3.35%, 4/15/50	429,000	481,998
Home Depot, Inc. (The), 2.375%, 3/15/51	190,000	180,048
Lowe's Cos., Inc., 1.30%, 4/15/28	391,000	388,594
		1,416,551
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(3)	501,000	550,530
EMC Corp., 3.375%, 6/1/23	780,000	812,440
Seagate HDD Cayman, 4.875%, 3/1/24	150,000	162,109
		1,525,079
Trading Companies and Distributors — 0.1%
Air Lease Corp., MTN, 2.875%, 1/15/26	187,000	197,279
Aircastle Ltd., 5.25%, 8/11/25(3)	751,000	837,528
		1,034,807
Water Utilities†
Essential Utilities, Inc., 2.70%, 4/15/30	470,000	504,073
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 4.75%, 2/1/28	370,000	395,659
T-Mobile USA, Inc., 2.625%, 2/15/29	400,000	401,952
Vodafone Group plc, 4.375%, 2/19/43	190,000	227,909
		1,025,520
TOTAL CORPORATE BONDS (Cost $95,631,967)		99,836,999
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.86%, (1-year H15T1Y plus 2.25%), 9/1/35	99,904	105,931
FHLMC, VRN, 2.94%, (12-month LIBOR plus 1.87%), 7/1/36	26,158	27,679
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	92,357	97,975
FHLMC, VRN, 3.13%, (1-year H15T1Y plus 2.26%), 4/1/37	99,310	105,240
FHLMC, VRN, 3.13%, (12-month LIBOR plus 1.77%), 2/1/38	37,739	40,036

FHLMC, VRN, 3.72%, (12-month LIBOR plus 1.87%), 6/1/38	21,623	22,844
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	20,674	21,582
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	15,497	16,331
FHLMC, VRN, 3.04%, (12-month LIBOR plus 1.86%), 7/1/41	101,702	107,398
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	10,820	11,103
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	418	420
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	8,218	8,269
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	154,602	161,093
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	109,110	113,552
FHLMC, VRN, 2.34%, (12-month LIBOR plus 1.63%), 8/1/46	251,779	261,178
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	369,799	386,429
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	59,464	62,049
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	69,530	72,545
FNMA, VRN, 2.60%, (1-year H15T1Y plus 2.16%), 3/1/38	75,609	79,860
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	8,429	8,760
FNMA, VRN, 2.27%, (12-month LIBOR plus 1.85%), 3/1/40	11,712	12,291
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	24,103	25,122
FNMA, VRN, 2.41%, (12-month LIBOR plus 1.58%), 3/1/43	48,895	50,687
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	277,286	289,889
FNMA, VRN, 3.11%, (12-month LIBOR plus 1.61%), 4/1/47	161,894	169,111
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	236,637	248,410
		2,505,784
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.1%
FHLMC, 6.50%, 1/1/28	6,537	7,355
FHLMC, 5.50%, 12/1/33	62,140	71,404
FHLMC, 5.00%, 7/1/35	513,906	597,455
FHLMC, 5.50%, 1/1/38	47,510	55,650
FHLMC, 6.00%, 8/1/38	32,331	37,996
FHLMC, 3.50%, 12/1/47	363,454	389,274
FNMA, 6.50%, 1/1/29	10,491	11,982
FNMA, 7.50%, 7/1/29	17,456	18,123
FNMA, 7.50%, 9/1/30	6,859	8,080
FNMA, 5.00%, 7/1/31	267,116	302,761
FNMA, 6.50%, 9/1/31	10,264	11,542
FNMA, 7.00%, 9/1/31	3,278	3,483
FNMA, 6.50%, 1/1/32	8,753	9,846
FNMA, 6.50%, 8/1/32	11,827	13,553
FNMA, 5.50%, 6/1/33	38,540	44,839
FNMA, 5.50%, 7/1/33	55,604	64,595
FNMA, 5.50%, 8/1/33	116,000	135,249
FNMA, 5.50%, 9/1/33	73,778	85,897
FNMA, 5.00%, 11/1/33	191,740	221,656
FNMA, 3.50%, 3/1/34	218,459	235,738
FNMA, 5.00%, 4/1/35	247,758	287,500
FNMA, 5.00%, 2/1/36	158,504	184,106
FNMA, 5.50%, 4/1/36	58,765	68,666
FNMA, 5.50%, 5/1/36	114,266	133,403
FNMA, 5.00%, 11/1/36	423,177	491,614
FNMA, 5.50%, 2/1/37	29,761	34,757
FNMA, 6.00%, 7/1/37	234,177	280,838
FNMA, 6.50%, 8/1/37	21,155	24,554
FNMA, 5.50%, 7/1/39	195,032	227,970
FNMA, 5.00%, 4/1/40	454,539	528,317
FNMA, 5.00%, 6/1/40	333,265	383,476
FNMA, 4.50%, 8/1/40	534,964	599,475

FNMA, 4.50%, 9/1/40	1,146,008	1,289,380
FNMA, 3.50%, 1/1/41	597,939	650,493
FNMA, 4.00%, 1/1/41	609,674	684,505
FNMA, 4.00%, 5/1/41	572,544	629,496
FNMA, 4.50%, 9/1/41	982,865	1,102,409
FNMA, 4.50%, 9/1/41	223,636	250,376
FNMA, 4.00%, 1/1/42	461,120	510,258
FNMA, 3.50%, 5/1/42	1,027,003	1,123,566
FNMA, 3.50%, 6/1/42	328,449	361,128
FNMA, 6.50%, 8/1/47	7,701	8,362
FNMA, 6.50%, 9/1/47	15,536	16,813
FNMA, 6.50%, 9/1/47	749	812
FNMA, 6.50%, 9/1/47	8,201	8,869
FNMA, 3.50%, 3/1/48	874,099	932,792
FNMA, 4.00%, 6/1/48	2,380,409	2,562,133
FNMA, 4.50%, 7/1/48	718,042	783,470
FNMA, 4.00%, 8/1/48	2,023,951	2,172,286
FNMA, 3.50%, 4/1/49	589,695	626,770
FNMA, 4.00%, 6/1/49	4,188,710	4,488,830
FNMA, 3.50%, 9/1/49	1,284,397	1,365,129
FNMA, 3.00%, 12/1/49	1,851,268	1,951,548
FNMA, 3.00%, 3/1/50	1,190,581	1,254,354
FNMA, 3.00%, 3/1/50	3,099,844	3,286,818
FNMA, 3.00%, 6/1/50	706,502	744,213
FNMA, 3.00%, 6/1/50	672,886	708,803
FNMA, 3.00%, 6/1/50	890,562	945,809
FNMA, 3.00%, 6/1/50	7,252,527	7,668,039
FNMA, 3.00%, 8/1/50	2,659,733	2,800,956
FNMA, 2.50%, 10/1/50	2,442,225	2,576,940
GNMA, 2.50%, TBA	3,500,000	3,683,340
GNMA, 3.00%, TBA	3,500,000	3,670,078
GNMA, 7.00%, 4/20/26	17,337	19,342
GNMA, 7.50%, 8/15/26	11,570	13,021
GNMA, 7.00%, 2/15/28	3,291	3,305
GNMA, 7.50%, 2/15/28	2,164	2,173
GNMA, 7.00%, 12/15/28	3,946	3,962
GNMA, 7.00%, 5/15/31	24,887	29,540
GNMA, 5.50%, 11/15/32	76,623	88,482
GNMA, 4.50%, 5/20/41	208,180	233,292
GNMA, 4.50%, 6/15/41	252,036	287,877
GNMA, 3.50%, 6/20/42	453,549	493,317
GNMA, 4.50%, 11/20/43	283,917	318,814
GNMA, 3.50%, 3/15/46	1,918,717	2,061,998
GNMA, 2.50%, 7/20/46	520,719	552,483
GNMA, 3.00%, 4/20/50	4,484,447	4,704,917
UMBS, 2.50%, TBA	8,910,000	9,389,261
UMBS, 3.00%, TBA	1,000,000	1,051,875
UMBS, 3.50%, TBA	7,400,000	7,868,859
		81,552,447
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $82,315,322)		84,058,231
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	8,307	8,643
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.79%, 3/25/35	128,044	132,795

Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	135,447	138,478
Arroyo Mortgage Trust, Series 2018-1, Class A2, VRN, 4.02%, 4/25/48(3)	1,345,998	1,374,334
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	86,357	87,597
Bellemeade Re Ltd., Series 19-3A, Class B1, 2.63%, 7/25/29(3)	400,000	395,900
Bellemeade Re Ltd., Series 2018-2A, Class B1, VRN, 2.78%, (1-month LIBOR plus 2.65%), 8/25/28(3)	1,200,000	1,207,585
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.08%, (1-month LIBOR plus 1.95%), 7/25/29(3)	360,000	361,255
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	244,424	248,625
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.78%, (1-month LIBOR plus 3.65%), 2/25/40(3)	600,000	623,796
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,933	1,877
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(3)	381,540	392,789
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(3)	353,933	362,745
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(3)	1,712,784	1,726,398
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2, 1.41%, 5/25/65(3)	996,149	1,000,492
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.42%, 10/25/34	140,170	143,883
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 SEQ, VRN, 2.31%, 1/25/60(3)	531,730	542,672
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.84%, 6/25/34	37,005	36,788
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.88%, 5/25/34	63,970	62,527
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	87,441	88,743
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.38%, (1-month LIBOR plus 3.25%), 10/25/30(3)	950,000	970,193
Home RE Ltd., Series 21-1 Class M1B, 1.67%, 7/25/33(3)(4)	360,000	360,225
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	31,592	32,071
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	334,646	342,604
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.17%, 11/21/34	113,656	117,740
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.32%, 11/25/35	66,536	65,970
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.96%, 2/25/35	104,728	110,424
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	789,732	855,429
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(3)	499,402	505,345
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.53%, (1-month LIBOR plus 2.40%), 10/25/30(3)	520,000	521,703
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	227,996	228,960
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	131,115	134,897
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.47%, 7/25/34	52,887	54,178
Verus Securitization Trust, Series 2019-2, Class A1 SEQ, VRN, 3.21%, 5/25/59(3)	1,800,783	1,818,379
		15,056,040
U.S. Government Agency Collateralized Mortgage Obligations — 1.3%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.38%, (1-month LIBOR plus 4.25%), 11/25/23	560,135	565,581
FHLMC, Series 2014-DN2, Class M3, VRN, 3.73%, (1-month LIBOR plus 3.60%), 4/25/24	591,044	591,814
FHLMC, Series 2014-DN3, Class M3, VRN, 4.13%, (1-month LIBOR plus 4.00%), 8/25/24	211,832	217,477
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.88%, (1-month LIBOR plus 4.75%), 10/25/24	164,197	167,032
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.83%, (1-month LIBOR plus 3.70%), 4/25/28	311,353	323,953
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.38%, (1-month LIBOR plus 3.25%), 5/25/25	159,414	162,959
FHLMC, Series 2016-DNA1, Class M3, VRN, 5.68%, (1-month LIBOR plus 5.55%), 7/25/28	911,191	959,447
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.78%, (1-month LIBOR plus 4.65%), 10/25/28	465,438	488,074
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.13%, (1-month LIBOR plus 5.00%), 12/25/28	795,489	838,815
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.03%, (1-month LIBOR plus 3.90%), 4/25/29	532,420	554,038
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.38%, (1-month LIBOR plus 3.25%), 7/25/29	814,276	842,980
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.58%, (1-month LIBOR plus 3.45%), 10/25/29	220,000	228,129
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.43%, (1-month LIBOR plus 2.30%), 10/25/48(3)	150,000	151,165
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.58%, (1-month LIBOR plus 2.45%), 3/25/49(3)	306,546	309,257
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.13%, (1-month LIBOR plus 3.00%), 6/25/50(3)	661,000	668,304
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.88%, (SOFR plus 2.80%), 10/25/50(3)	750,000	763,077
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.73%, (1-month LIBOR plus 3.60%), 7/25/50(3)	360,000	366,863
FNMA, Series 2014-C02, Class 1M2, VRN, 2.73%, (1-month LIBOR plus 2.60%), 5/25/24	247,010	244,094
FNMA, Series 2014-C02, Class 2M2, VRN, 2.73%, (1-month LIBOR plus 2.60%), 5/25/24	346,741	351,666
FNMA, Series 2014-C03, Class 2M2, VRN, 3.03%, (1-month LIBOR plus 2.90%), 7/25/24	419,216	425,375

FNMA, Series 2014-C04, Class 1M2, VRN, 5.03%, (1-month LIBOR plus 4.90%), 11/25/24	319,158	330,043
FNMA, Series 2014-C04, Class 2M2, VRN, 5.13%, (1-month LIBOR plus 5.00%), 11/25/24	117,444	120,249
FNMA, Series 2015-C03, Class 1M2, VRN, 5.13%, (1-month LIBOR plus 5.00%), 7/25/25	832,839	857,457
FNMA, Series 2015-C03, Class 2M2, VRN, 5.13%, (1-month LIBOR plus 5.00%), 7/25/25	252,041	257,932
FNMA, Series 2015-C04, Class 1M2, VRN, 5.83%, (1-month LIBOR plus 5.70%), 4/25/28	488,021	520,489
FNMA, Series 2015-C04, Class 2M2, VRN, 5.68%, (1-month LIBOR plus 5.55%), 4/25/28	398,832	420,950
FNMA, Series 2016-C01, Class 2M2, VRN, 7.08%, (1-month LIBOR plus 6.95%), 8/25/28	622,828	663,620
FNMA, Series 2016-C04, Class 1M2, VRN, 4.38%, (1-month LIBOR plus 4.25%), 1/25/29	523,849	547,332
FNMA, Series 2016-C06, Class 1M2, VRN, 4.38%, (1-month LIBOR plus 4.25%), 4/25/29	259,638	270,820
		13,208,992
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,684,693)		28,265,032
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.17%, (3-month LIBOR plus 1.95%), 1/20/32(3)	800,000	807,848
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.44%, (3-month LIBOR plus 1.20%), 1/15/29(3)	375,000	376,267
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.24%, (3-month LIBOR plus 1.02%), 4/20/31(3)	750,000	749,186
CBAM Ltd., Series 2019-9A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.28%), 2/12/30(3)	650,000	652,072
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 1.20%, (3-month LIBOR plus 0.98%), 4/24/31(3)	450,000	451,319
CIFC Funding Ltd., Series 2016-1A, Class A1R, VRN, 1.57%, (3-month LIBOR plus 1.35%), 10/21/31(3)	900,000	905,871
Dryden CLO Ltd., Series 2018-64A, Class A, VRN, 1.19%, (3-month LIBOR plus 0.97%), 4/18/31(3)	550,000	551,397
Elmwood CLO VII Ltd., Series 2020-4A, Class A, VRN, 1.54%, (3-month LIBOR plus 1.39%), 1/17/34(3)	800,000	810,248
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(3)	550,000	552,521
Kayne CLO Ltd., Series 2019-6A, Class A1, VRN, 1.60%, (3-month LIBOR plus 1.38%), 1/20/33(3)	650,000	654,682
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.37%, (3-month LIBOR plus 1.15%), 7/20/31(3)	550,000	552,096
KKR CLO Ltd., Series 2030A, Class A1, VRN, 1.74%, (3-month LIBOR plus 1.50%), 10/17/31(3)	875,000	880,720
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.50%, (3-month LIBOR plus 1.26%), 1/15/33(3)	1,000,000	1,006,611
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.22%, (3-month LIBOR plus 0.98%), 4/15/31(3)	650,000	652,168
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.57%, (3-month LIBOR plus 1.33%), 10/15/32(3)	750,000	755,153
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.05%, (3-month LIBOR plus 1.83%), 7/20/31(3)	1,100,000	1,108,098
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.41%, (3-month LIBOR plus 1.19%), 10/20/30(3)	650,000	652,417
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.55%, (3-month LIBOR plus 1.33%), 8/20/32(3)	750,000	754,363
Silver Creek CLO Ltd., Series 2014-1A, Class AR, VRN, 1.46%, (3-month LIBOR plus 1.24%), 7/20/30(3)	1,050,000	1,052,267
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.37%, (3-month LIBOR plus 1.15%), 4/18/31(3)	675,000	677,629
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 1.51%, (3-month LIBOR plus 1.29%), 4/18/33(3)	500,000	504,644
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.29%, (3-month LIBOR plus 1.07%), 10/20/28(3)	686,733	688,186
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.19%, (3-month LIBOR plus 0.97%), 4/25/31(3)	700,000	701,776
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,346,357)		16,497,539
ASSET-BACKED SECURITIES — 1.2%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	407,886	419,044
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	1,200,000	1,208,948
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	525,222	561,576
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	963,747	1,007,112
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	973,154	1,026,269
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	84,733	85,407
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	135,666	137,475
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	312,572	320,833
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	413,205	431,985
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	998,288	1,021,197
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	2,550,000	2,609,868
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(3)	1,145,440	1,176,386
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	309,521	324,006
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	475,643	493,001

Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	260,145	268,988
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	247,278	263,061
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	201,991	203,280
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	416,026	437,511
TOTAL ASSET-BACKED SECURITIES (Cost $11,608,320)		11,995,947
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	456,666
California State University Rev., 2.98%, 11/1/51	500,000	537,745
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	298,831
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	225,000	236,524
Houston GO, 3.96%, 3/1/47	120,000	149,257
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	148,919
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	85,903
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	920,985
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	171,761
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	334,840
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	154,878
New York City GO, 6.27%, 12/1/37	95,000	142,718
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	344,883
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	134,691
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	69,701
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	185,000	204,699
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	418,143
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	302,988
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	146,297
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	153,346
State of California GO, 4.60%, 4/1/38	355,000	422,663
State of California GO, 7.55%, 4/1/39	100,000	173,604
State of California GO, 7.30%, 10/1/39	160,000	261,026
State of California GO, 7.60%, 11/1/40	80,000	143,179
State of Washington GO, 5.14%, 8/1/40	20,000	28,662
TOTAL MUNICIPAL SECURITIES (Cost $5,199,505)		6,442,909
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 0.375%, 9/23/25	1,900,000	1,893,531
FNMA, 0.75%, 10/8/27	2,000,000	2,005,083
FNMA, 6.625%, 11/15/30	600,000	899,245
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,619,633)		4,797,859
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	101,879
Chile Government International Bond, 3.625%, 10/30/42	100,000	113,350
		215,229
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	315,365
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	687,381
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	259,130
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34	150,000	219,807
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	141,567

Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	147,910
		289,477
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	118,341
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	146,851
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,968,577)		2,251,581
PREFERRED STOCKS†
Banks†
JPMorgan Chase & Co., 4.60% (Cost $281,112)	312,000	321,438
TEMPORARY CASH INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $12,133,402)	12,133,402	12,133,402
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $869,684,102)		1,039,739,540
OTHER ASSETS AND LIABILITIES — (2.6)%		(26,772,957)
TOTAL NET ASSETS — 100.0%		$1,012,966,583

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	17	March 2021	$3,149,420	$(106,872)
U.S. Treasury 2-Year Notes	93	March 2021	20,550,820	6,654
U.S. Treasury 5-Year Notes	26	March 2021	3,272,750	(1,613)
U.S. Treasury Long Bonds	17	March 2021	2,868,219	(5,820)
			$29,841,209	$(107,651)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	40	March 2021	$6,153,125	$24,848
U.S. Treasury Ultra Bonds	4	March 2021	818,875	3,147
			$6,972,000	$27,995
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,500,000	$(528)	$45,850	$45,322

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $221,558.
(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $64,392,561, which represented 6.4% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	613,519,422	—	—
U.S. Treasury Securities	—	159,619,181	—
Corporate Bonds	—	99,836,999	—
U.S. Government Agency Mortgage-Backed Securities	—	84,058,231	—
Collateralized Mortgage Obligations	—	28,265,032	—
Collateralized Loan Obligations	—	16,497,539	—
Asset-Backed Securities	—	11,995,947	—
Municipal Securities	—	6,442,909	—
U.S. Government Agency Securities	—	4,797,859	—
Sovereign Governments and Agencies	—	2,251,581	—
Preferred Stocks	—	321,438	—
Temporary Cash Investments	12,133,402	—	—
	625,652,824	414,086,716	—
Other Financial Instruments
Futures Contracts	34,649	—	—
Swap Agreements	—	45,322	—
	34,649	45,322	—
Liabilities
Other Financial Instruments
Futures Contracts	114,305	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.